UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05296

The High Yield Income Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 8/31/2009

Date of reporting period: 2/28/2009

Item 1	–	Reports to Stockholders

FEBRUARY 28, 2009	SEMIANNUAL REPORT

The High Yield Income Fund, Inc.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

The accompanying financial statements as of February 28, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

The views expressed in this report and information about the Fund’s holdings are for the period covered by this report and are subject to change thereafter.

Your Fund’s Performance

Fund objectives

The primary investment objective of The High Yield Income Fund, Inc. is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as “junk” bonds and are subject to greater risk of default and higher volatility than investment grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objectives.

Subject to shareholder approval, all of the assets of the Fund will be acquired by the Dryden High Yield Fund, Inc. (the Dryden Fund) and the Dryden Fund will assume all of the liabilities of the Fund on or about June 22, 2009.

Performance as of 2/28/09
	Total Return Six Months	NAV 2/28/09	Market Price 2/28/09
The High Yield Income Fund[1]	–21.98%	$3.51	$3.22
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index[2]	–21.79	N/A	N/A
Prior Index[3]	–21.50	N/A	N/A
Lipper Closed-End High Current Yield Funds (Leveraged) Avg.[4]	–34.87	N/A	N/A

Past performance does not guarantee future results and current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. There are no sales charges.

1Source: Prudential Investments LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/08) through the end (2/28/09) and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc. using the symbol HYI. Past performance is not indicative of future results.

2Source: Barclays Capital. The Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index (1% Issuer Capped Index) covers the universe of U.S. dollar denominated, non-convertible, fixed rate, noninvestment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. Index returns do not include the effect of any sales charges, mutual fund operating expenses or taxes.

3Source: Barclays Capital. The Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (the Prior Index) is an unmanaged index of fixed-rate, noninvestment grade debt securities with at least one year remaining to maturity. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

4Source: Lipper Inc. These are the average returns of 31 funds in the Closed-End High Current Yield Funds (Leveraged) category for six months.

The High Yield Income Fund, Inc.	1

Your Fund’s Performance (continued)

Investors cannot invest directly in an index.

Yield and Dividend as of 2/28/09
Total Monthly Dividends Paid per Share Six Months	Yield at Market Price[5]
$0.3000	9.32%

5Yield at market price is determined by dividing total monthly dividends paid per share during the six months ended February 28, 2009 by the market price per share as of February 28, 2009.

2

Portfolio of Investments

as of February 28, 2009 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 127.3%
BANK LOANS(e)(g) 15.0%

Automotive 0.6%
Ford Motor Co., Bank Loan	B2	5.00%	12/15/13	$750	$239,687

Cable 4.2%
CSC Holdings, Bank Loan	Ba1	1.489	2/24/12	1,870	1,705,558

Chemicals 1.6%
ISP Chemco, Inc., Bank Loan	Ba3	2.379	6/04/14	798	667,639

Electric 1.5%
Texas Competitive Electric Holdings Co. LLC, Bank Loan, Term B1	Ba3	3.951	10/10/14	223	139,202
Bank Loan, Term B3	Ba3	3.951	10/10/14	742	463,123

					602,325

Gaming 1.5%
Harrahs Operating Co., Inc., Bank Loan	B1	4.163	1/28/15	497	286,836
Isle of Capri Casinos, Inc.,
Bank Loan, Delay A	B1	3.209	10/25/10	100	65,161
Bank Loan, Delay B	B1	3.209	10/25/10	114	74,094
Bank Loan, Initial	B1	3.209	10/24/11	285	185,235

					611,326

Health Care & Pharmaceutical 3.4%
HCA, Inc., Bank Loan	Ba3	2.959	11/17/12	1,183	1,029,350
Royalty Pharma Financial Trust, Bank Loan	Baa3	1.234	5/15/15	400	368,000

					1,397,350

Paper 1.4%
Georgia-Pacific LLC, Bank Loan	Ba2	3.481	12/20/12	664	572,854

Technology 0.8%
Sensata Technologies, Bank Loan	B3	2.934	4/27/13	742	331,290

Total bank loans (cost $6,939,529)					6,128,029

See Notes to Financial Statements.

The High Yield Income Fund, Inc	3

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

CORPORATE BONDS 112.3%

Aerospace/Defense 5.1%
BE Aerospace, Inc., Sr. Unsec’d Notes	Ba3	8.50%	7/01/18	$300		$239,250
Esterline Technologies Corp.,
Gtd. Notes	B1	7.75	6/15/13	300		281,250
Gtd. Notes	Ba2	6.625	3/01/17	175		157,500
L-3 Communications Corp.,
Gtd. Notes	Ba3	6.125	7/15/13	125		120,000
Gtd. Notes	Ba3	7.625	6/15/12	500		502,500
Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	200		189,000
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.25	1/15/15	300		271,500
Sr. Sub. Notes, 144A	Ba3	7.25	6/15/18	200		180,000
TransDigm, Inc., Gtd. Notes	B3	7.75	7/15/14	150		138,000

						2,079,000

Airlines 0.2%
AMR Corp., M.T.N., Sr. Unsec’d. Notes, Ser. B	CCC+(d)	10.40	3/10/11	100		58,000
Continental Airlines, Inc., Pass-Thru Certs., Ser. 1998-1, Class B (Sinkable, expected maturity 3/15/17)	Ba2	6.748	3/15/17	55		41,569

						99,569

Automotive 1.6%
Ford Motor Credit Co.,
Sr. Unsec’d. Notes	Caa1	7.25	10/25/11	490		265,613
Sr. Unsec’d. Notes	Caa1	7.875	6/15/10	290		193,264
Sr. Unsec’d. Notes	Caa1	9.875	8/10/11	100		58,129
Lear Corp., Gtd. Notes, Ser. B	Caa2	8.75	12/01/16	125		21,250
TRW Automotive, Inc., Gtd. Notes, 144A	B2	7.25	3/15/17	450		126,000
Visteon Corp., Sr. Unsec’d. Notes	Caa3	7.00	3/10/14	135		5,400

						669,656

Banking 0.1%
Kazkommerts International BV (Netherlands), Gtd. Notes, 144A	Ba3	8.50	4/16/13	205	(c)	36,900

See Notes to Financial Statements.

4

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Building Materials & Construction 1.4%
Beazer Homes USA, Inc., Gtd. Notes	B3	8.625%	5/15/11	$110		$47,300
D.R. Horton, Inc.,
Gtd. Notes	Ba3	6.50	4/15/16	100		78,000
Gtd. Notes	Ba3	7.875	8/15/11	100		92,000
KB Home, Gtd. Notes	Ba3	6.375	8/15/11	125		109,375
Owens Corning, Inc., Gtd. Notes	Ba1	6.50	12/01/16	125		91,856
Toll Corp., Gtd. Notes	Ba2	8.25	2/01/11	175		172,375

						590,906

Cable 6.1%
Charter Communications Holdings I LLC,
Gtd. Notes	C	10.00	5/15/14	99		990
Gtd. Notes	C	11.125	1/15/14	198		1,980
Gtd. Notes, 144A	Caa2	10.25	10/01/13	300		232,500
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.875	2/15/18	50		45,000
DirectTV Holdings LLC
Gtd. Notes	Ba3	7.625	5/15/16	50		48,000
Gtd. Notes	Ba3	8.375	3/15/13	175		176,750
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.00	10/01/13	75		69,938
Gtd. Notes	Ba3	7.125	2/01/16	255		230,137
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50	10/15/15	125		105,938
Shaw Communications, Inc. (Canada), Sr. Unsec’d. Notes	Ba1	8.25	4/11/10	450	(c)	450,000
Sr. Unsec’d. Notes	Ba1	7.20	12/15/11	300	(c)	289,875
Videotron Ltee, (Canada),
Gtd. Notes	Ba2	6.375	12/15/15	100	(c)	90,000
Gtd. Notes	Ba2	6.875	1/15/14	108	(c)	100,980
Gtd. Notes, 144A	Ba2	9.125	4/15/18	375	(c)	378,750
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes	B2	9.125	8/15/16	300	(c)	263,625

						2,484,463

Capital Goods 16.9%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	125		110,625
ALH Finance LLC, Gtd. Notes	B3	8.50	1/15/13	250		205,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc	5

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Capital Goods (cont’d)
Allied Waste North America, Inc.,.
Sr. Sec’d. Notes	Baa3	6.125%	2/15/14	$150		$142,500
Sr. Sec’d. Notes	Baa3	6.375	4/15/11	250		245,625
Sr. Sec’d. Notes	Baa3	6.50	11/15/10	500		497,500
Sr. Sec’d. Notes	Baa3	7.25	3/15/15	95		92,625
Sr. Sec’d. Notes, Ser. B	Baa3	5.75	2/15/11	450		438,750
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	9.00	8/15/16	475		275,500
Ashtead Holdings PLC (United Kingdom),
Sec’d. Notes, 144A	B1	8.625	8/01/15	150	(c)	90,000
Baldor Electric Co., Gtd. Notes	B3	8.625	2/15/17	280		221,900
Blount, Inc., Gtd. Notes	B2	8.875	8/01/12	360		361,800
Columbus McKinnon Corp., Gtd. Notes	B1	8.875	11/01/13	450		410,625
Hertz Corp., Gtd. Notes	B1	8.875	1/01/14	670		328,300
Interline Brands, Inc., Gtd. Notes	B3	8.125	6/15/14	200		170,000
JohnsonDiversey Holdings, Inc.,
Discount Notes	Caa1	10.67	5/15/13	310		229,400
Gtd. Notes, Ser. B	B2	9.625	5/15/12	75		62,625
Mobile Mini, Inc., Gtd. Notes	B2	6.875	5/01/15	135		99,900
RBS Global, Inc. & Rexnord Corp., Gtd. Notes	B3	9.50	8/01/14	270		228,150
Rental Service Corp., Gtd. Notes	Caa1	9.50	12/01/14	370		197,950
SPX Corp., Sr. Unsec’d. Notes, 144A	Ba2	7.625	12/15/14	675		626,062
Stena AB (Sweden),
Sr. Unsec’d. Notes	Ba2	7.00	12/01/16	229	(c)	162,590
Sr. Unsec’d. Notes	Ba2	7.50	11/01/13	275	(c)	206,250
Terex Corp.,
Gtd. Notes	Ba1	7.375	1/15/14	275		233,750
Sr. Sub. Notes	Ba3	8.00	11/15/17	275		221,375
Ucar Finance, Inc., Gtd. Notes	Ba3	10.25	2/15/12	52		46,800
United Rentals North America, Inc.,
Gtd. Notes	B2	6.50	2/15/12	350		274,750
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	5/01/14	650		560,624
Waste Management, Inc., Gtd. Notes	Baa3	6.375	3/11/15	175		173,311

						6,914,287

See Notes to Financial Statements.

6

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Chemicals 3.6%
Huntsman LLC, Sec’d. Notes	Ba1	11.625%	10/15/10	$261		$258,390
Koppers, Inc., Sr. Sec’d. Notes	Ba3	9.875	10/15/13	355		331,925
Momentive Performance Materials, Inc,
Gtd. Notes	B3	9.75	12/01/14	200		76,000
Mosaic Co. (The),
Sr. Unsec’d. Notes, 144A	Baa3	7.375	12/01/14	125		121,563
Sr. Unsec’d. Notes, 144A	Baa3	7.625	12/01/16	125		120,000
Nalco Co., Gtd. Notes	B1	7.75	11/15/11	575		569,250

						1,477,128

Consumer 2.7%
Mac-Gray Corp., Gtd. Notes	B3	7.625	8/15/15	150		137,250
Realogy Corp.,
Gtd. Notes	Ca	10.50	4/15/14	1,050		220,500
Gtd. Notes, PIK	Ca	11.00	4/15/14	50		5,493
Service Corp. International,
Sr. Unsec’d. Notes	B1	6.75	4/01/16	50		45,500
Sr. Unsec’d. Notes	B1	7.375	10/01/14	450		429,750
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	2/15/13	200		175,000
Ticketmaster, Gtd. Notes, 144A	Ba3	10.75	8/01/16	125		90,000

						1,103,493

Electric 10.2%
AES Corp.,
Sr. Sec’d. Notes, 144A	Ba3	8.75	5/15/13	47		45,590
Sr. Unsec’d. Notes	B1	7.75	3/01/14	150		134,625
Sr. Unsec’d Notes	B1	7.75	10/15/15	125		110,000
Sr. Unsec’d Notes	B1	8.00	10/15/17	500		425,000
AES Eastern Energy LP, Pass-Through Cert.,
Ser. 1999-A	Ba1	9.00	1/02/17	180		167,831
Aquila, Inc., Sr. Unsec’d. Notes	Baa2	7.95	2/01/11	225		220,423
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes	B2	8.375	5/01/16	50		31,750
Dynegy Roseton/Danskammer,
Pass-Through Trust, Ser. B	Ba3	7.67	11/08/16	550		412,500
Energy Future Holdings Corp.,
Gtd. Notes, PIK	B3	11.25	11/01/17	200		88,000
Mirant Corp., 144A	NR	7.40	7/15/49	75	(a)(e)	75

See Notes to Financial Statements.

The High Yield Income Fund, Inc	7

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Electric (cont’d)
Mirant Mid Atlantic LLC, Pass-Through Cert.,
Ser. A,	Ba1	8.625%	6/30/12	$42		$41,783
Ser. B,	Ba1	9.125	6/30/17	335		328,739
Mirant North America LLC, Gtd. Notes	B1	7.375	12/31/13	100		91,500
NRG Energy, Inc.,
Gtd. Notes	B1	7.25	2/01/14	400		377,000
Gtd. Notes	B1	7.375	2/01/16	280		258,300
Orion Power Holdings, Inc.,
Sr. Unsec’d. Notes	Ba3	12.00	5/01/10	695		713,243
PSEG Energy Holdings, Inc.,
Sr. Unsec’d. Notes	Ba3	8.50	6/15/11	275		272,778
Sithe Independence Funding Corp.,
Ser. A, Sr. Sec’d. Notes	Ba2	9.00	12/30/13	169		156,616
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $126,213; purchased 5/02/08 - 7/01/08)	Ba2	7.00	6/30/21	133	(e)(f)	100,652
Texas Competitive Electric Holdings Co. LLC,
Ser. B, Gtd. Notes	B3	10.25	11/01/15	325		164,125

						4,140,530

Energy - Other 6.9%
Compagnie Generale de Geophysique-Veritas
(France), Gtd. Notes	Ba3	7.50	5/15/15	110		86,075
Denbury Resources, Inc., Sr. Sub. Notes	B1	9.75	3/01/16	150		141,000
Forest Oil Corp., Sr. Notes, 144A	B1	8.50	2/15/14	175		159,250
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	275		200,063
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	4/15/16	350		304,500
OPTI Canada, Inc., (Canada),
Sec’d. Notes	B3	7.875	12/15/14	400	(c)	132,000
Sec’d. Notes	B3	8.25	12/15/14	75	(c)	25,500
PetroHawk Energy Corp.,
Gtd. Notes	B3	9.125	7/15/13	150		141,750
Gtd. Notes, 144A	B3	7.875	6/01/15	150		129,000

See Notes to Financial Statements.

8

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Energy - Other (cont’d)
Petroplus Finance Ltd. (Bermuda),
Gtd. Notes, 144A	B1	6.75%	5/01/14	$325	(c)	$251,875
Gtd. Notes, 144A	B1	7.00	5/01/17	225	(c)	166,500
Pioneer Natural Resource Co.,
Gtd. Notes	Ba1	5.875	7/15/16	50		38,137
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	415		325,101
Sr. Unsec’d. Notes	Ba1	6.875	5/01/18	125		96,926
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.00	3/15/17	185		157,713
Gtd. Notes	B1	7.625	6/01/18	25		21,750
Gtd. Notes	B1	7.75	6/15/15	50		45,750
Sandridge Energy, Inc.,
Gtd. Notes, 144A	B3	8.00	6/01/18	400		312,000
Swift Energy Co., Gtd. Notes	B1	7.125	6/01/17	130		84,500

						2,819,390

Foods 3.7%
Alberton’s, Inc.,
Debentures, Sr. Unsec’d. Notes	Ba3	8.70	5/01/30	70		60,200
Sr. Unsec’d. Notes	Ba3	8.35	5/01/10	175		173,250
Aramark Corp.,
Gtd. Notes	B3	4.67(g)	2/01/15	200		157,000
Gtd. Notes	B3	8.50	2/01/15	150		136,500
Carrols Corp., Gtd. Notes	B3	9.00	1/15/13	175		147,875
Del Monte Corp., Gtd. Notes	B2	8.625	12/15/12	100		100,750
Dole Food Co., Inc., Gtd. Notes	Caa2	7.25	6/15/10	150		134,250
National Beef Packing Co. LLC,
Sr. Unsec’d. Notes	Caa1	10.50	8/01/11	150		109,500
Stater Brothers Holdings,
Gtd. Notes	B2	7.75	4/15/15	225		216,000
SUPERVALU, Inc.,
Sr. Unsec’d. Notes	Ba3	7.50	5/15/12	100		97,000
Tyson Foods, Inc.,
Sr. Unsec’d. Notes, 144A	Ba3	10.50	3/01/14	175		164,938

						1,497,263

Gaming 3.3%
CCM Merger, Inc., Notes, 144A
(original cost $536,438; purchased 7/14/05 - 2/22/08)	Caa3	8.00	8/01/13	550	(f)	203,500

See Notes to Financial Statements.

The High Yield Income Fund, Inc	9

Portfolio of Investments

as of February 29, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Gaming (cont’d)
Harrah’s Operating Co. Inc.,
Gtd. Notes	Caa2	10.75%	2/01/16	$603		$84,420
Gtd. Notes	Caa3	5.50	7/01/10	150		38,250
Gtd. Notes	Caa3	5.625	6/01/15	117		7,020
Gtd. Notes	Caa3	6.50	6/01/16	17		1,020
Sr. Sec’d. Notes, 144A	CCC-(d)	10.00	12/15/18	163		45,640
Mandalay Resort Group, Gtd. Notes	Caa3	9.375	2/15/10	100		48,000
MGM Mirage, Inc.,
Gtd. Notes	B3	6.875	4/01/16	225		100,125
Sr. Sec’d Notes, 144A	Ba3	13.00	11/15/13	100		72,000
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Caa1	8.00	4/01/12	175		56,000
Sr. Sub. Notes	Caa1	8.375	7/01/11	850		518,500
Park Place Entertainment, Inc.,
Gtd. Notes	Caa3	8.125	5/15/11	135		22,275
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A (original cost $150,844; Purchased 6/22/07 - 6/26/07)	B3	9.375	6/15/15	150	(e)(f)	87,750
Station Casinos, Inc.,
Sr. Sub. Notes	C	6.50	2/01/14	275		8,250
Sr. Sub. Notes	C	6.625	3/15/18	75		2,250
Sr. Sub. Notes	C	6.875	3/01/16	65		1,950
Sr. Unsec’d. Notes	Ca	6.00	4/01/12	100		31,000

						1,327,950

Health Care & Pharmaceutical 12.7%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/01/13	550		398,750
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	150		140,250
Biomet, Inc.,
Gtd. Notes	Caa1	11.625	10/15/17	480		443,999
Gtd. Notes, PIK	B3	10.375	10/15/17	200		174,500
Bio-Rad Labortories, Inc., Sr. Sub. Notes	Ba3	7.50	8/15/13	125		118,750
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba2	6.25	11/15/15	250		238,750
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.50	4/15/15	325		110,500

See Notes to Financial Statements.

10

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Health Care & Pharmaceutical (cont’d)
Columbia/HCA Healthcare Corp.,
Sr. Unsec’d. Notes	Caa1	7.50%	11/15/95	$100		$47,631
Sr. Unsec’d. Notes, M.T.N.	Caa1	8.70	2/10/10	500		493,801
Community Health Systems, Inc.,
Gtd. Notes	B3	8.875	7/15/15	150		141,938
HCA, Inc., Sr. Sec’d. Notes, 144A	B2	9.875	2/15/17	200		192,000
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.00	4/01/14	150		141,000
Gtd. Notes	Ba3	7.00	1/15/16	320		290,400
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75	7/15/15	175		153,563
Res-Care, Inc., Gtd. Notes	B1	7.75	10/15/13	325		280,313
Select Medical Corp., Gtd. Notes	B3	7.625	2/01/15	45		27,675
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	Ba1	8.625	1/15/12	618		550,019
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.00	1/15/14	328		321,440
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	4/15/15	500		458,749
Surgical Care Affiliates, Inc.,
Sr. Sub. Notes, 144A (original cost $191,750; purchased 6/21/07 - 1/4/08)	Caa1	10.00	7/15/17	200	(e)(f)	110,000
Vanguard Health Holdings Co. II LLC,
Gtd. Notes	Caa1	9.00	10/01/14	75		68,625
Ventas Realty LP, Gtd. Notes	Ba1	9.00	5/01/12	75		74,063
Viant Holdings, Inc., Gtd. Notes, 144A
(original cost $564,957; purchased 6/28/07)	Caa1	10.125	7/15/17	555	(e)(f)	194,250

						5,170,966

Lodging 0.9%
Felcor Lodging LP, Gtd. Notes	B1	9.00	6/01/11	95		51,300
Host Hotels & Restaurant, Gtd. Notes	Ba1	7.125	11/01/13	400		317,000

						368,300

Media & Entertainment 2.5%
AMC Entertainment, Inc.,
Gtd. Notes	B2	11.00	2/01/16	50		45,000
Sr. Sub. Notes	B2	8.00	3/01/14	100		80,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc	11

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Media & Entertainment (cont’d)
Cinemark, Inc., Sr. Disc. Notes
(Zero Coupon until 3/15/09)	B3	12.048%(h)	3/15/14	$90		$82,350
Clear Channel Communications, Inc.,
Debentures, Sr. Unsec’d. Notes	Caa1	6.875%	6/15/18	25		2,125
Sr. Unsec’d. Notes	Caa1	5.50	9/15/14	150		12,750
Sr. Unsec’d. Notes	Caa1	5.75	1/15/13	250		21,250
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875	5/15/14	50		1,500
Dex Media West LLC,
Sr. Unsec’d. Notes	Caa2	8.00	11/15/13	165		10,725
Sr. Sub. Notes, Ser. B	Caa1	9.875	8/15/13	415		63,288
Intelsat Subsidiary Holding Co. Ltd., (Bermuda),
Sr. Unsec’d Notes, 144A	B3	8.875	1/15/15	225	(c)	212,625
LIN Television Corp., Gtd. Notes	B3	6.50	5/15/13	85		44,200
Medianews Group, Inc., Sr. Sub. Notes	Ca	6.875	10/01/13	125		3,438
Morris Publishing Group LLC, Gtd. Notes	Ca	7.00	8/01/13	65		3,250
Rainbow National Services LLC,
Gtd. Notes, 144A	B2	10.375	9/01/14	20		20,475
RH Donnelley Corp.,
Sr. Unsec’d. Notes	Caa3	8.875	10/15/17	150		6,750
Sr. Unsec’d. Notes, Ser. A-3	Caa3	8.875	1/15/16	225		10,125
Sun Media Corp. (Canada), Gtd. Notes	Ba2	7.625	2/15/13	400	(c)	239,999
Universal City Florida Holdings Co.,
Sr. Notes	B3	5.92(g)	5/01/10	250		120,000
Univision Communications, Inc.,
Gtd. Notes, PIK, 144A	Caa2	9.75	3/15/15	350		26,250

						1,006,100

Metal 5.1%
Aleris International, Inc., Gtd. Notes, PIK	NR	9.00	12/15/14	150	(a)(e)	450
Century Aluminum Co., Gtd. Notes	B3	7.50	8/15/14	80		32,000
FMG Finance Pty. Ltd. (Australia),
Sr. Sec’d. Notes, 144A	B1	10.625	9/01/16	400	(c)	340,000
Foundation Coal Co., Sr. Unsec’d. Notes	Ba3	7.25	8/01/14	50		45,125

See Notes to Financial Statements.

12

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Metal (cont’d)
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes	Ba2	7.084%(g)	4/01/15	$100		$74,750
Sr. Unsec’d. Notes	Ba2	8.375	4/01/17	340		293,250
Gerdau AmeriSteel Corp. (Canada),
Gtd. Notes	Ba1	10.375	7/15/11	200	(c)	204,500
Ispat Inland ULC (Canada), Gtd. Notes	Baa2	9.75	4/01/14	690	(c)	636,525
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125	12/01/15	397		226,290
Novelis, Inc. (Canada), Gtd. Notes	B3	7.25	2/15/15	115	(c)	35,938
U.S. Steel Corp., Sr. Unsec’d. Notes	Baa3	7.00	2/01/18	225		168,622

						2,057,450

Non Captive Finance 1.2%
Lender Process Services, Inc., Gtd. Notes	Ba2	8.125	7/01/16	475		474,406

Packaging 6.0%
Ball Corp., Gtd. Notes	Ba1	6.625	3/15/18	375		361,875
Berry Plastics Holding Corp.,
Sec’d. Notes	Caa1	5.871(g)	9/15/14	225		104,625
Sr. Sec’d. Notes	Caa1	8.875	9/15/14	175		104,125
BWAY Corp., Gtd. Notes	B3	10.00	10/15/10	150		140,625
Crown Americas LLC,
Gtd. Notes	B1	7.625	11/15/13	400		402,000
Gtd. Notes	B1	7.75	11/15/15	114		114,855
Exopack Holding Corp., Gtd. Notes	B3	11.25	2/01/14	225		131,063
Graham Packaging Co., Inc.,
Gtd. Notes	Caa1	8.50	10/15/12	100		77,500
Gtd. Notes	Caa1	9.875	10/15/14	75		47,250
Greif, Inc., Gtd. Notes	Ba2	6.75	2/01/17	415		363,125
Owens Brockway Glass Container, Inc.,
Gtd. Notes	Ba3	8.25	5/15/13	450		454,500
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	175		161,000

						2,462,543

Paper 2.4%
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.25	2/15/13	185	(c)	105,913

See Notes to Financial Statements.

The High Yield Income Fund, Inc	13

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Paper (cont’d)
Cellu Tissue Holdings, Inc., Sec’d. Notes	B2	9.75%	3/15/10	$75	(e)	$60,000
Domtar Corp.,
Gtd. Notes	Ba3	5.375	12/01/13	175		122,500
Gtd. Notes	Ba3	7.875	10/15/11	100		85,250
Georgia-Pacific Corp., Gtd. Notes, 144A
(original cost $275,000; purchased 12/13/06)	Ba3	7.125	1/15/17	275	(f)	252,312
Graphic Packaging International Corp.,
Gtd. Notes	B3	8.50	8/15/11	275		242,000
Norampac, Inc. (Canada), Gtd. Notes	Ba3	6.75	6/01/13	60	(c)	23,400
Verso Paper Holdings LLC,
Gtd. Notes, Ser. B	B3	11.375	8/01/16	335		70,350

						961,725

Pipelines & Other 3.4%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.125	5/20/16	75		69,750
EL Paso Corp.,
Sr. Unsec’d. Notes	Ba3	8.25	2/15/16	175		162,750
Sr. Unsec’d. Notes, MTN	Ba3	8.05	10/15/30	110		86,854
Markwest Energy Partners LP,
Gtd. Notes, Ser. B	B2	6.875	11/01/14	50		35,125
Gtd. Notes, Ser. B	B2	8.75	4/15/18	120		85,200
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/01/13	400		252,000
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	Baa3	8.125	3/15/12	350		344,750
Williams Partners LP,
Sr. Unsec’d. Notes	Ba2	7.25	2/01/17	375		326,250

						1,362,679

Retailers 1.1%
GameStop Corp., Gtd. Notes	Ba1	8.00	10/01/12	140		140,000
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B3	9.00	10/15/15	205		80,975
Pantry, Inc. (The), Gtd. Notes	Caa1	7.75	2/15/14	50		37,750
Susser Holdings LLC, Gtd. Notes	B3	10.625	12/15/13	204		195,840

						454,565

See Notes to Financial Statements.

14

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Technology 8.3%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes	Ba2	4.70%	6/01/10	$800		$763,999
Avago Technologies Finance Wireless (Singapore),
Gtd. Notes	B1	10.125	12/01/13	455	(c)	383,338
Gtd. Notes	B3	11.875	12/01/15	125	(c)	92,500
Computer Associated International, Inc.,
Sr. Unsec’d. Notes, 144A	Ba1	6.125	12/01/14	150		134,438
First Data Corp., Gtd. Notes	B3	9.875	9/24/15	100		55,000
Freescale Semiconductor, Inc.,
Gtd. Notes, PIK	Caa2	9.125	12/15/14	830		53,950
Iron Mountain, Inc.,
Gtd. Notes	B2	7.75	1/15/15	250		248,125
Gtd. Notes	B2	8.00	6/15/20	50		47,000
Gtd. Notes	B2	8.625	4/01/13	175		175,000
Nortel Networks Ltd. (Canada),
Gtd. Notes	NR	10.125	7/15/13	100	(a)(c)	13,500
Open Solutions, Inc., Gtd. Notes, 144A	Caa2	9.75	2/01/15	100		15,750
Seagate Technology HDD Holdings
(Cayman Islands), Gtd. Notes	Ba2	6.375	10/01/11	674	(c)	454,949
Sensata Technologies BV (Netherlands),
Gtd. Notes	Caa3	8.00	5/01/14	200	(c)	52,000
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	225		133,313
STATS ChipPAC Ltd. (Singapore),
Gtd. Notes	Ba1	6.75	11/15/11	100	(c)	80,000
Gtd. Notes	Ba1	7.50	7/19/10	150	(c)	133,500
SunGuard Data Systems, Inc.,
Gtd. Notes	B3	4.875	1/15/14	485		386,788
Sr. Unsec’d. Notes, 144A	Caa1	10.625	5/15/15	200		169,000

						3,392,150

Telecommunications 6.9%
American Tower Corp.,
Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	250		249,375
Centennial Communications Corp.,
Gtd. Notes	B2	10.125	6/15/13	175		180,906
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375	1/15/14	100		91,500

See Notes to Financial Statements.

The High Yield Income Fund, Inc	15

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Telecommunications (cont’d)
Citizens Communications Co.,
Sr. Unsec’d. Notes	Ba2	9.00%	8/15/31	$150		$109,500
Sr. Unsec’d. Notes	Ba2	9.25	5/15/11	100		102,000
Fairpoint Communications, Inc.,
Sr. Unsec’d. Notes, 144A	B3	13.125	4/01/18	250		103,750
Hawaiian Telcom Communications, Inc.,
Gtd Notes, Ser. B	NR	12.50	5/01/15	225	(a)(e)	2,250
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25	3/15/13	425		293,250
Qwest Communications International, Inc.,
Gtd. Notes, Ser. B	Ba3	7.50	2/15/14	205		173,738
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50	10/01/14	275		244,406
Sprint Capital Corp.,
Gtd. Notes	Ba2	6.375	5/01/09	250		249,375
Gtd. Notes	Ba2	7.625	1/30/11	50		43,375
Gtd. Notes	Ba2	8.375	3/15/12	25		20,250
Gtd. Notes	Ba2	8.75	3/15/32	250		150,625
Time Warner Telecom Holdings, Inc.,
Gtd. Notes	B3	9.25	2/15/14	325		307,938
Windstream Corp., Gtd. Notes	Ba3	8.625	8/01/16	525		504,000

						2,826,238

Total corporate bonds (cost $59,579,743)						45,777,657

				Shares

COMMON STOCKS
Electric
Mirant Corp. (cost $1,623)				92		1,125

				Units

WARRANTS(b)
Sirius XM Radio, Inc., 144A Expiring 3/15/10				150	(e)	0
Viasystems Group, Inc., Expiring 1/10/31				10,871	(e)	1

Total warrants (cost $219,817)						1,126

Total long-term investments (cost $66,740,712)						51,906,812

See Notes to Financial Statements.

16

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

SHORT-TERM INVESTMENTS 8.8%

U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Bank, Discount Notes	NR	.12%(h)	3/02/09	$1,603	$1,602,989
Discount Notes	NR	.33(h)	4/07/09	2,000	1,999,294

Total short-term investments (cost $3,602,275)					3,602,283

Total Investments 136.1% (cost $70,342,987; Note 4)					55,509,095
Liabilities in excess of other assets (36.1%)					(14,725,884)

Net Assets 100.0%					$40,783,211

†	The ratings reflected are as of February 28, 2009. Ratings of certain bonds may have changed subsequent to that date.

The following abbreviations are used in the portfolio descriptions:

M.T.N.—Medium Term Note

NR—Not rated by Moody’s or Standard & Poor’s

PIK—Payment in Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institution buyers. Unless other wise noted, 144A securities are deemed to be liquid.

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,845,202. The aggregate value of $948,464 is approximately 2.3% of net assets.
(g)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at February 28, 2009.
(h)	Represents zero coupon or step bond. Rate shown reflects the effective yield at February 28, 2009.

See Notes to Financial Statements.

The High Yield Income Fund, Inc	17

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,125	$—
Level 2—Other Significant Observable Inputs	55,507,894	—
Level 3—Significant Unobservable Inputs	76	—

Total	$55,509,095	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 8/31/08	$76
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/28/09	$76

See Notes to Financial Statements.

18

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2009 were as follows:

Capital Goods	16.9%
Health Care & Pharmaceutical	16.1
Electric	11.7
Cable	10.3
Technology	9.1
U.S. Government Agency Security	8.8
Energy - Other	6.9
Telecommunications	6.9
Packaging	6.0
Chemicals	5.2
Aerospace/Defense	5.1
Metal	5.1
Gaming	4.8
Paper	3.8
Foods	3.7
Pipelines & Other	3.4
Consumer	2.7
Media & Entertainment	2.5
Automotive	2.2
Building Materials & Construction	1.4
Non-Captive Finance	1.2
Retailers	1.1
Lodging	0.9
Airlines	0.2
Banking	0.1

136.1
Liabilities in excess of other assets	(36.1)

100.0%

See Notes to Financial Statements.

The High Yield Income Fund, Inc	19

Statement of Assets and Liabilities

as of February 28, 2009 (Unaudited)

Assets
Investments, at value (cost $70,342,987)	$55,509,095
Foreign currency, at value (cost $66,356)	52,515
Interest receivable	1,332,270
Receivable for investments sold	512,260
Prepaid expenses	828

Total assets	57,406,968

Liabilities
Loan payable (Note 5)	15,500,000
Payable for investments purchased	849,385
Accrued expenses	164,459
Deferred directors’ fees	51,305
Management fee payable	22,645
Loan interest payable	20,864
Payable to custodian	15,099

Total liabilities	16,623,757

Net Assets	$40,783,211

Net assets were comprised of:
Common stock, at par	$116,052
Paid-in capital in excess of par	83,313,033

83,429,085
Distributions in excess of net investment income	(336,558)
Accumulated net realized loss on investments and foreign currency transactions	(27,461,583)
Net unrealized depreciation on investments and foreign currencies	(14,847,733)

Net assets, February 28, 2009	$40,783,211

Net asset value per share ($40,783,211 ÷ 11,605,150 shares of common stock issued and outstanding)	$3.51

See Notes to Financial Statements.

20

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Net Investment Income
Income
Interest	$3,148,284

Expenses
Management fee	152,691
Loan interest expense (Note 5)	187,617
Legal fees and expenses	53,000
Reports to shareholders	53,000
Custodian’s fees and expenses	34,000
Audit fee	25,000
Transfer agent’s fees and expenses	13,000
Registration fees	12,000
Directors’ fees and expenses	8,000
Miscellaneous	24,139

Total expenses	562,447

Net investment income	2,585,837

Realized and Unrealized Loss on Investments and Foreign Currency Transactions
Net realized loss on investments	(6,276,176)

Net change in net unrealized appreciation/depreciation on:
Investments	(9,232,585)
Foreign currencies	(14,340)

(9,246,925)

Net loss on investments and foreign currency transactions	(15,523,101)

Net Decrease In Net Assets Resulting From Operations	$(12,937,264)

See Notes to Financial Statements.

The High Yield Income Fund, Inc	21

Statement of Cash Flows

Six Months Ended February 28, 2009 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided from (used in) operating activities:
Interest received (excluding discount and premium amortization of $61,499)	$3,344,312

Operating expenses paid	(342,572)
Loan interest paid	(228,113)
Maturities of short-term portfolio investments, net	(682,155)
Purchases of long-term portfolio investments	(19,909,477)
Proceeds from disposition of long-term portfolio investments	29,284,627
Foreign currencies	(14,340)
Prepaid expenses	(828)

Net cash provided from operating activities	11,451,454

Cash flows provided from (used in) financing activities:
Cash dividends paid (excluding reinvestment of dividends of $17,075)	(3,480,844)
Increase in payable to custodian for temporary overdraft	15,099
Decrease in borrowing	(8,000,000)

Net cash used in financing activities	(11,465,745)

Net decrease in cash	(14,291)
Cash at beginning of period	66,806

Cash at end of period	$52,515

Reconciliation of Net Decrease in Net Assets to Net Cash Provided from (used in) Operating Activities
Net decrease in net assets resulting from operations	$(12,937,264)

Decrease in investments	8,221,792
Net realized loss on investment transactions	6,276,176
Increase in net unrealized appreciation on investments	9,246,925
Increase in interest receivable	315,766
Increase in receivable for investments sold	(512,260)
Increase in prepaid expenses	(828)
Increase in payable for investments purchased	849,385
Decrease in loan interest payable	(40,496)
Increase in accrued expenses and other liabilities	32,258

Total adjustments	24,388,718

Net cash provided from operating activities	$11,451,454

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Decrease In Net Assets
Operations
Net investment income	$2,585,837	$5,440,544
Net realized loss on investment and foreign currency transactions	(6,276,176)	(1,138,794)
Net change in unrealized appreciation/depreciation on investments and foreign currencies	(9,246,925)	(4,019,290)

Net increase (decrease) in net assets resulting from operations	(12,937,264)	282,460
Dividends paid to shareholders from net investment income	(3,480,329)	(5,307,215)
Net asset value of shares issued to shareholders in reinvestment of dividends	17,075	—

Total decrease	(16,400,518)	(5,024,755)

Net Assets
Beginning of period	57,183,729	62,208,484

End of period(a)	$40,783,211	$57,183,729

(a) Includes undistributed net investment income of	$—	$557,934

See Notes to Financial Statements.

The High Yield Income Fund, Inc	23

Notes to Financial Statements

(Unaudited)

The High Yield Income Fund, Inc. (the “Fund”) was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund’s primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or non-rated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

24

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund’s custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund’s purchase commitments with respect to certain investments.

Restricted Securities: The Fund may invest up to 20% of its total assets in securities, which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The High Yield Income Fund, Inc	25

Notes to Financial Statements

(Unaudited) continued

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains or losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of stated coupon rate, original issue discount, market discount and premium, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes premium and accretes discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

26

Withholding taxes on foreign dividends are recorded net of reclaimable amounts at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2009, aggregated $20,758,862 and $29,785,733, respectively.

The High Yield Income Fund, Inc	27

Notes to Financial Statements

(Unaudited) continued

Note 4. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$70,886,595	$406,253	$(15,783,753)	$(15,377,500)

The difference between book basis and tax basis was attributed to deferred losses on wash sales and differences in the treatment of premium amortization and accreting market discount for book and tax purposes.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2008 of approximately $19,388,700 of which $5,010,500 expires in 2009, $6,960,200 expires in 2010, $7,076,300 expires in 2011, $282,300 expires in 2014 and $59,400 expires in 2016. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts. It is unlikely the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration date. Approximately $3,249,200 of its capital loss carryforward expired unused in the fiscal year ended August 31, 2008. The Fund elected to treat post-October capital losses of approximately $1,344,400 as having been incurred in the following fiscal year (August 31, 2009).

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. Borrowings

The Fund has a credit agreement with State Street Bank & Trust Co. The maximum commitment under this agreement is $30,000,000. Interest on any such borrowings outstanding fluctuates daily at .85 of 1% over the Federal Funds rate and is payable

28

monthly. The Fund may utilize these borrowings (leverage) in order to increase the potential for gain on amounts invested. There can be no guarantee that these gains will be realized. There are increased risks associated with the use of leverage. The expiration of the credit agreement is June 29, 2009. The average daily balance outstanding for the six months ended February 28, 2009, was $18,723,757 at a weighted average interest rate of 1.78%. The maximum face amount of borrowings outstanding at any month-end during the six months ended February 28, 2009 was $23,500,000.

The Fund pays commitment fees at an annual rate of .15 of 1% of the maximum commitment under the credit agreement, regardless of usage. The commitment fee is accrued daily and paid quarterly. Commitment fees are included in “Loan interest expense” as reported on the Statement of Operations.

Note 6. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 28, 2009.

During the six months ended February 28, 2009 the Fund issued 4,678 shares in connection with the reinvestment of dividends. During the year ended August 31, 2008 the Fund did not issue shares in connection with the reinvestment of dividends.

Note 7. Reorganization

On March 10, 2009, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Fund for Class A shares of the Dryden High Yield Fund, Inc., and the assumption of the liabilities of the Fund. The Plan is subject to approval by the shareholders of the Fund at a special meeting to be held on May 11, 2009.

In the event the Fund is acquired by Dryden High Yield Fund, Inc. pursuant to the Plan, the future utilization of the capital loss carryforward (Note 4) will be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. Subsequent Events

On March 3, 2009 and April 1, 2009 the Board of Directors of the Fund declared dividends of $.0400 and $.0375 per share, respectively, payable on March 31, 2009 and April 30, 2009, respectively, to shareholders of record on March 17, 2009 and April 15, 2009, respectively.

The High Yield Income Fund, Inc	29

Notes to Financial Statements

(Unaudited) continued

Note 9. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

30

Financial Highlights

(Unaudited)

FEBRUARY 28, 2009	SEMIANNUAL REPORT

The High Yield Income Fund, Inc.

Financial Highlights

(Unaudited)

	Six Months Ended February, 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period(a)	$4.93

Net investment income	.22
Net realized and unrealized gain (loss) on investments	(1.34)

Total from investment operations	(1.12)
Dividends paid to shareholders from net investment income	(.30)

Net asset value, at end of period(a)	$3.51

Market price per share, end of period(a)	$3.22

Total Investment Return(b)	(18.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$40,783
Average net assets (000)	$43,989
Ratios to average net assets:
Expenses, before loan interest	1.72	%(c)
Total expenses	2.58	%(c)
Net investment income	11.85	%(c)
Portfolio turnover rate	35	%(d)
Asset coverage	363%
Total debt outstanding at period-end (000)	$15,500

(a)	NAV and market value are published in The Wall Street Journal each Monday.
(b)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

32

Year Ended August 31,
2008	2007	2006	2005	2004

$5.36	$5.47	$5.61	$5.57	$5.25

.47	.42	.43	.45	.50
(.44)	(.08)	(.14)	.09	.39

.03	.34	.29	.54	.89
(.46)	(.45)	(.43)	(.50)	(.57)

$4.93	$5.36	$5.47	$5.61	$5.57

$4.31	$4.91	$4.89	$5.43	$5.93

(3.14)%	9.29%	(1.87)%	(.04)%	25.47%

$57,184	$62,208	$63,414	$65,047	$64,471
$60,040	$64,798	$63,605	$65,406	$63,724

1.05%	1.12%	1.16%	1.36%	1.48%
2.51%	3.17%	3.12%	2.71%	2.31%
9.06%	7.54%	7.85%	7.91%	9.05%
78%	66%	58%	75%	98%
343%	427%	376%	383%	358%
$23,500	$19,000	$23,000	$23,000	$25,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 451-6788	www.prudential.com

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E. A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Deborah A. Docs, Chief Legal Officer and Secretary •

Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Jonathan D. Shain, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT AND REGISTRAR	Computershare Trust Company, N.A. c/o Computershare Investor Services	PO Box 43011 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, The High Yield Income Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

HYIS    429904105    IFS-A163931    Ed. 04/2009

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 22, 2009

*	Print the name and title of each signing officer under his or her signature.